UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21603

                      SPECIAL VALUE OPPORTUNITIES FUND, LLC
               (Exact Name of Registrant as Specified in Charter)

                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
               (Address of Principal Executive Offices) (Zip Code)

                  HOWARD M. LEVKOWITZ, PRESIDENT AND SECRETARY
                      SPECIAL VALUE OPPORTUNITIES FUND, LLC
                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (310) 566-1000

                                   Copies to:
                             RICHARD T. PRINS, ESQ.
                    SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                                FOUR TIMES SQUARE
                            NEW YORK, NEW YORK 10036

                   Date of fiscal year end: DECEMBER 31, 2004

                  Date of reporting period: SEPTEMBER 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

                      SPECIAL VALUE OPPORTUNITIES FUND, LLC
                     (A Delaware Limited Liability Company)

    SCHEDULE OF INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (UNAUDITED)
                               September 30, 2004

       Showing Percentage of Total Cash and Investments of the Registrant

                                                                                   PRINCIPAL            FAIR
SECURITY                                                                            AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES (57.40%)
------------------------
BANK DEBT (18.62%)(1)
DIVERSIFIED/CONGLOMERATE MANUFACTURING (-0.14%)
Foster Wheeler Corp. Letters of Credit, 5.782%, due 4/30/05
   (Acquired 7/15/04, Cost ($240,043))                                           $ 17,333,258       $   (216,666)

TELECOMMUNICATIONS (18.76%)
Integra Telecom, Inc. 1st Lien Senior Secured Term Loan,
LIBOR + 7% Cash + 2% PIK, due 9/14/09
   (Acquired 9/20/04, Cost $28,795,593)                                            29,232,236         29,159,156

CORPORATE FIXED INCOME SECURITIES (26.39%)
DIVERSIFIED/CONGLOMERATE MANUFACTURING (17.38%)
International Wire Group Notes, due 6/1/05 (non-performing) (2)                     7,130,000          5,276,200
International Wire Group Series B Notes, due 6/1/05, (non-performing) (2)          11,475,000          8,491,500
Mastec, Inc. Senior Sub. Notes, 7.75%, due 2/1/08                                  14,644,000         13,252,820
                                                                                                    ------------
TOTAL DIVERSIFIED/CONGLOMERATE MANUFACTURING                                                          27,020,520

LEISURE, AMUSEMENT, MOTION PICTURES AND ENTERTAINMENT (9.01%)
Bally Total Fitness Holdings, Inc. Senior Sub. Notes, 9.875%, due 10/15/07         17,397,000         14,004,585

GOVERNMENT SECURITIES (12.39%)
United States Government Treasury Bill, 1.585%, due 12/09/04 (3)
   (Acquired 9/29/04, Cost $19,260,514)                                            19,319,000         19,260,514
                                                                                                    ------------
TOTAL DEBT SECURITIES (COST $89,245,169)                                                              89,228,109

CASH AND CASH EQUIVALENTS (18.40%)
----------------------------------

United States Government Treasury Bill, 1.365%, due 10/07/04                       23,006,000         22,999,559
Wells Fargo Bank Overnight REPO                                                     5,547,311          5,547,311
Cash Held on Account at Various Institutions                                           58,570             58,570
                                                                                                    ------------
TOTAL CASH AND CASH EQUIVALENTS (4)                                                                   28,605,440
                                                                                                    ------------

TOTAL CASH AND INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS                                    $117,833,549
                                                                                                    ============

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

Notes to Schedule of Investments in Securities of Unaffiliated Issuers:

(1) Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2)   Non-income producing security.

(3) Securities pledged as collateral to secure Foster Wheeler Corp. Letters of Credit.

(4) Amount does not include $106.6 million of subscriptions receivable that was received in its entirety during the week of November 15, 2004.

Aggregate unrealized gains and aggregate unrealized losses on investments in securities of unaffiliated issuers totaled $386,940 and $404,000, respectively.

The total value of restricted securities of unaffiliated issuers as of September 30, 2004, was $28,942,490, or 18.62% of total cash and investments of the Registrant.


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

                      SPECIAL VALUE OPPORTUNITIES FUND, LLC
                     (A Delaware Limited Liability Company)

                SCHEDULE OF INVESTMENTS IN AFFILIATES (UNAUDITED)
                               September 30, 2004

       Showing Percentage of Total Cash and Investments of the Registrant

                                                                                          INTEREST AND DIVIDENDS
                                                                               PRINCIPAL    EARNED DURING THE
                                                                                AMOUNT          PERIOD ENDED       FAIR VALUE AS OF
SECURITY                                                                       OR SHARES   SEPTEMBER 30, 2004(1)  SEPTEMBER 30, 2004
------------------------------------------------------------------------------------------------------------------------------------
DEBT SECURITIES (12.24%)
------------------------
BANK DEBT (12.24%)(2)
DIVERSIFIED/CONGLOMERATE MANUFACTURING (12.24%)
Intentia International AB Secured Notes, LIBOR + 9%, due 9/14/09
   (Acquired 9/13/04, Cost $18,367,807) - (Sweden)                             $18,835,419     $    102,483           $19,023,773
                                                                                               ------------           -----------

TOTAL DEBT SECURITIES (COST $18,367,807)                                                            102,483            19,023,773

COMMON STOCK (11.96%)
---------------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING (11.96%)
Intentia International AB Series A Common
   (Acquired 9/13/04, Cost $436,499) -
   (Sweden) (3), (4), (5), (6)                                                     359,893               --               497,493
Intentia International AB Series B Common
   (Acquired 9/13/04, Cost $15,876,598) -
   (Sweden) (3), (4), (5), (6)                                                  13,090,237               --            18,095,111
                                                                                               ------------           -----------

TOTAL COMMON STOCK (COST $16,313,097)                                                                    --            18,592,604
                                                                                               ------------           -----------

TOTAL                                                                                          $    102,483           $37,616,377
                                                                                               ============           ===========

Notes to Schedule of Investments in Affiliates:

(1)   Period from July 13, 2004  (commencement  of  operations) to September 30,
      2004.

(2) Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(3)   Investment is not a controlling position.

(4) Foreign securities regulations temporarily restrict the sale of this security due to membership on the Board of Directors of the issuer by an affiliate of the Registrant.

(5)   Denominated in Swedish Kroner, and converted to US Dollars.

(6)   Non-income producing security.

The total value of restricted securities of affiliated issuers as of September 30, 2004, was $37,616,377, or 24.20% of total cash and investments of the Registrant.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

      (b) Not applicable.


ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Special Value Opportunities Fund, LLC


By: /s/ Michael E. Tennenbaum
    ------------------------------------------
    Name:   Michael E. Tennenbaum
    Title:  Chief Executive Officer
    Date:   November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Michael E. Tennenbaum
    ------------------------------------------
    Name:  Michael E. Tennenbaum
    Title: Chief Executive Officer
    Date:  November 29, 2004


By: /s/ Robert G. DiPaolo
    ------------------------------------------
    Name:  Robert G. DiPaolo
    Title: Chief Financial Officer
    Date:  November 29, 2004


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